Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Impact of Adoption of Accounting Standard Updates
The impacts on our prior period consolidated financial statements of adopting the new standards described above are summarized in the following tables:

Adoption of the standard related to pension and postretirement benefit costs impacted our prior period consolidated statements of income as follows:
	2017
(MILLIONS OF DOLLARS)	As Previously Reported	Effect of Change Higher/(Lower)	As Restated
Cost of sales	$11,240	$(12)	$11,228
Selling, informational and administrative expenses	14,784	20	14,804
Research and development expenses	7,657	27	7,683
Restructuring charges and certain acquisition-related costs	487	(136)	351
Other (income)/deductions––net	1,315	101	1,416
Income from continuing operations before provision for taxes on income	12,305	—	12,305

	2016
(MILLIONS OF DOLLARS)	As Previously Reported	Effect of Change Higher/(Lower)	As Restated
Cost of sales	$12,329	$(7)	$12,322
Selling, informational and administrative expenses	14,837	7	14,844
Research and development expenses	7,872	20	7,892
Restructuring charges and certain acquisition-related costs	1,724	(159)	1,565
Other (income)/deductions––net	3,655	139	3,794
Income from continuing operations before provision for taxes on income	8,351	—	8,351

Adoption of the standards impacted our consolidated balance sheet as follows:
		Effect of New Accounting Standards Higher/(Lower)
(MILLIONS OF DOLLARS)	As Previously Reported Balance at December 31, 2017	Revenues	Financial Assets and Liabilities	Income Tax Accounting	Reclassification of Certain Tax Effects from AOCI	Balance at January 1, 2018
Trade accounts receivable	$8,221	$13	$—	$—	$—	$8,234
Inventories	7,578	(11)	—	—	—	7,567
Current tax assets	3,050	(11)	—	(3)	—	3,036
Noncurrent deferred tax assets and other noncurrent tax assets	1,855	(17)	—	—	—	1,838
Other noncurrent assets	3,227	—	—	(204)	—	3,023
Other current liabilities	11,115	(123)	—	—	—	10,992
Noncurrent deferred tax liabilities	3,900	106	—	(18)	—	3,988
Other noncurrent liabilities	6,149	(459)	—	—	—	5,690
Retained earnings	85,291	450	419	(189)	495	86,466
Accumulated other comprehensive loss	(9,321)	—	(419)	—	(495)	(10,235)

Adoption of the standards related to the classification of certain transactions in the statements of cash flows and the presentation of restricted cash in the statement of cash flows impacted our consolidated statement of cash flows as follows:

	2017
		Effect of New Accounting Standards Inflow/(Outflow)
(MILLIONS OF DOLLARS)	As Previously Reported	Cash Flow Classification	Restricted Cash	As Restated
Operating Activities
Other adjustments, net	$50	$294	$—	$344
Other changes in assets and liabilities, net of acquisitions and divestitures––Other assets	(31)	—	38	7
Investing Activities
Proceeds from redemptions/sales of short-term investments	10,307	—	(5)	10,302
Proceeds from redemptions/sales of long-term investments	3,594	—	(14)	3,579
Other investing activities, net	650	21	—	671
Financing Activities
Principal payments on short-term borrowings	(9,990)	43	—	(9,947)
Net proceeds from short-term borrowings with original maturities of three months or less	1,401	20	—	1,422
Other financing activities, net	(233)	(378)	—	(611)
Net decrease in cash and cash equivalents and restricted cash and cash equivalents	(1,254)	—	19	(1,235)
Cash and cash equivalents and restricted cash and cash equivalents, beginning	2,595	—	70	2,666
Cash and cash equivalents and restricted cash and cash equivalents, ending	1,342	—	89	1,431

	2016
		Effect of New Accounting Standards Inflow/(Outflow)
(MILLIONS OF DOLLARS)	As Previously Reported	Cash Flow Classification	Restricted Cash	As Restated
Operating Activities
Other adjustments, net	$208	$278	$—	$487
Other changes in assets and liabilities, net of acquisitions and divestitures––Other assets	(60)	—	13	(47)
Investing Activities
Proceeds from redemptions/sales of short-term investments	29,436	—	(22)	29,414
Proceeds from redemptions/sales of long-term investments	11,254	—	14	11,268
Other investing activities, net	51	28	—	80
Financing Activities
Principal payments on short-term borrowings	(5,102)	9	—	(5,093)
Net (payments on)/proceeds from short-term borrowings with original maturities of three months or less	(3,084)	24	—	(3,060)
Other financing activities, net	(196)	(340)	—	(536)
Net decrease in cash and cash equivalents and restricted cash and cash equivalents	(1,046)	—	5	(1,041)
Cash and cash equivalents and restricted cash and cash equivalents, beginning	3,641	—	65	3,707
Cash and cash equivalents and restricted cash and cash equivalents, ending	2,595	—	70	2,666

Reconciliation of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheet that sum to the total of the same amounts shown in the consolidated statements of cash flows:

(MILLIONS OF DOLLARS)	December 31, 2018	December 31, 2017
Cash and cash equivalents	$1,139	$1,342
Restricted cash and cash equivalents in Short-term investments	32	—
Restricted cash and cash equivalents in Long-term investments	55	—
Restricted cash and cash equivalents in Other current assets	—	14
Restricted cash and cash equivalents in Other noncurrent assets	—	75
Total cash and cash equivalents and restricted cash and cash equivalents shown in the consolidated balance sheets	$1,225	$1,431

Information About Balance Sheet Classification of Accruals

The following table provides information about the balance sheet classification of these accruals:
	As of December 31,
(MILLIONS OF DOLLARS)	2018	2017
Reserve against Trade accounts receivable, less allowance for doubtful accounts	$1,288	$1,352

Other current liabilities:
Accrued rebates	3,208	2,674
Other accruals	531	512

Other noncurrent liabilities	399	385
Total accrued rebates and other accruals	$5,426	$4,923